Channing Intrinsic Value Small-Cap Fund
Schedule of Investments
April 30, 2024 - (Unaudited)
COMMON STOCKS — 96.29% Shares Fair Value
Communication Services — 4.43%
Madison Square Garden Entertainment Corp.
(a)
5,706 $ 223,390
Nexstar Media Group, Inc. 1,160 185,670
409,060
Consumer Discretionary — 8.25%
Asbury Automotive Group, Inc.
(a)
831 174,709
Boyd Gaming Corp. 1,457 77,964
Installed Building Products, Inc. 828 195,184
OneSpaWorld Holdings Ltd.
(a)
9,440 120,078
PVH Corp. 1,788 194,534
762,469
Consumer Staples — 2.24%
Darling Ingredients, Inc.
(a)
4,889 207,147
Energy — 4.38%
Patterson-UTI Energy, Inc. 18,230 197,249
SM Energy Co. 4,273 207,197
404,446
Financials — 20.47%
Affiliated Managers Group, Inc. 1,378 215,106
Artisan Partners Asset Management, Inc., Class A 4,359 178,414
Evercore, Inc., Class A 1,380 250,470
Pinnacle Financial Partners, Inc. 2,550 195,585
Selective Insurance Group, Inc. 1,810 183,987
SouthState Corp. 2,607 197,350
Stifel Financial Corp. 3,308 264,375
Synovus Financial Corp. 5,590 200,066
Wintrust Financial Corp. 2,132 206,036
1,891,389
Health Care — 8.75%
Enovis Corp.
(a)
4,325 238,870
Integer Holdings Corp.
(a)
2,146 239,558
Medpace Holdings, Inc.
(a)
351 136,311
Merit Medical Systems, Inc.
(a)
2,613 193,623
808,362
Industrials — 21.59%
Brink's Co. (The) 2,849 249,173
Herc Holdings, Inc. 1,654 236,572
Hexcel Corp. 3,120 200,335
Hillenbrand, Inc. 4,047 193,123
MSA Safety, Inc. 1,205 217,382
Parsons Corp.
(a)
2,923 229,485
SPX Technologies, Inc.
(a)
2,011 244,960
Vestis Corp. 11,371 209,454
XPO, Inc.
(a)
2,005 215,457
1,995,941
Information Technology — 9.19%
Advanced Energy Industries, Inc. 2,276 218,132

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)
April 30, 2024 - (Unaudited)
COMMON STOCKS — 96.29% - (continued) Shares Fair Value
Information Technology — 9.19% - continued
Belden, Inc. 2,873 $ 233,488
Diodes, Inc.
(a)
2,964 216,402
IPG Photonics Corp.
(a)
2,157 181,145
849,167
Materials — 7.52%
Allegheny Technologies, Inc.
(a)
3,874 231,278
Avient Corp. 5,526 234,412
Louisiana-Pacific Corp. 3,135 229,451
695,141
Real Estate — 4.51%
Corporate Office Properties Trust 10,154 243,392
STAG Industrial, Inc. 5,042 173,394
416,786
Utilities — 4.96%
Portland General Electric Co. 4,702 203,267
Southwest Gas Holdings, Inc. 3,417 254,977
458,244
Total Common Stocks (Cost $7,857,311) 8,898,152
MONEY MARKET FUNDS - 3.38%
First American Treasury Obligations Fund, Class X, 5.21%
(b)
312,182 312,182
Total Money Market Funds (Cost $312,182) 312,182
Total Investments — 99.67% (Cost $8,169,493) 9,210,334
Other Assets in Excess of Liabilities — 0.33% 30,471
NET ASSETS — 100.00% $ 9,240,805
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of April 30, 2024.
The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or  GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard
& Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.